Trade receivables - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount
Trade receivables
Impairment allowances	¥ 52.3	¥ 51.4